Shareholder Report, Holdings (Details)	Jun. 30, 2026
VIP Value Strategies Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Value Strategies Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Value Strategies Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP Value Strategies Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Value Strategies Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Value Strategies Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Strategies Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Value Strategies Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Value Strategies Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Value Strategies Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Value Strategies Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Value Strategies Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Value Strategies Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Strategies Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Service Class 2 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
VIP Value Strategies Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Value Strategies Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Value Strategies Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP Value Strategies Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Value Strategies Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Value Strategies Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Strategies Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Value Strategies Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Value Strategies Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Value Strategies Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Value Strategies Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Value Strategies Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Value Strategies Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Strategies Portfolio - Service Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Service Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
VIP Value Strategies Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Value Strategies Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Value Strategies Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP Value Strategies Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Value Strategies Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Value Strategies Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Strategies Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Value Strategies Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Value Strategies Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Value Strategies Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Value Strategies Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Value Strategies Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Value Strategies Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Strategies Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Investor Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
VIP Value Strategies Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Value Strategies Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Value Strategies Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Value Strategies Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP Value Strategies Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Value Strategies Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Value Strategies Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Strategies Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Value Strategies Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Value Strategies Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Value Strategies Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Value Strategies Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Value Strategies Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Value Strategies Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Strategies Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Strategies Portfolio - Initial Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
VIP Mid Cap Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Mid Cap Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Mid Cap Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Mid Cap Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Mid Cap Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
VIP Mid Cap Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Mid Cap Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Mid Cap Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Mid Cap Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Mid Cap Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
VIP Mid Cap Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Mid Cap Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Mid Cap Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Mid Cap Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Mid Cap Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Mid Cap Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
VIP Mid Cap Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Mid Cap Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Mid Cap Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Mid Cap Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Mid Cap Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
VIP Mid Cap Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Mid Cap Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Mid Cap Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Mid Cap Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Mid Cap Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Mid Cap Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
VIP Mid Cap Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Mid Cap Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Mid Cap Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Mid Cap Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Mid Cap Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
VIP Mid Cap Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Mid Cap Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Mid Cap Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Mid Cap Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Mid Cap Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Mid Cap Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Mid Cap Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
VIP Mid Cap Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Mid Cap Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Mid Cap Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Mid Cap Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Mid Cap Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Mid Cap Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
VIP Mid Cap Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Mid Cap Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Mid Cap Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Growth Opportunities Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth Opportunities Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Growth Opportunities Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
VIP Growth Opportunities Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Growth Opportunities Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Opportunities Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Growth Opportunities Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Opportunities Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.30%
VIP Growth Opportunities Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Service Class 2 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Opportunities Portfolio - Service Class 2 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Service Class 2 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
VIP Growth Opportunities Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Opportunities Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Growth Opportunities Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Growth Opportunities Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Opportunities Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth Opportunities Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth Opportunities Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Growth Opportunities Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
VIP Growth Opportunities Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Growth Opportunities Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Opportunities Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Growth Opportunities Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Growth Opportunities Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Opportunities Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.30%
VIP Growth Opportunities Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Service Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Opportunities Portfolio - Service Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Service Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
VIP Growth Opportunities Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Opportunities Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Growth Opportunities Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Growth Opportunities Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Opportunities Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth Opportunities Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth Opportunities Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Growth Opportunities Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
VIP Growth Opportunities Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Growth Opportunities Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Opportunities Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Growth Opportunities Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Growth Opportunities Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Opportunities Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.30%
VIP Growth Opportunities Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Investor Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Opportunities Portfolio - Investor Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Investor Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
VIP Growth Opportunities Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Opportunities Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Growth Opportunities Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Growth Opportunities Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Opportunities Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth Opportunities Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth Opportunities Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Growth Opportunities Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Growth Opportunities Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
VIP Growth Opportunities Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Growth Opportunities Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Opportunities Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Growth Opportunities Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Growth Opportunities Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Opportunities Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.30%
VIP Growth Opportunities Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Growth Opportunities Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth Opportunities Portfolio - Initial Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Opportunities Portfolio - Initial Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Opportunities Portfolio - Initial Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
VIP Growth Opportunities Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth & Income Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth & Income Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Growth & Income Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Growth & Income Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Growth & Income Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth & Income Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
VIP Growth & Income Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Growth & Income Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Growth & Income Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Growth & Income Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth & Income Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Service Class 2 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class 2 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Growth & Income Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Growth & Income Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth & Income Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Growth & Income Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Growth & Income Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Growth & Income Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth & Income Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
VIP Growth & Income Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Growth & Income Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Growth & Income Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Growth & Income Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth & Income Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Service Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Growth & Income Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Growth & Income Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth & Income Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Growth & Income Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Growth & Income Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Growth & Income Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth & Income Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
VIP Growth & Income Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Growth & Income Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Growth & Income Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Growth & Income Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth & Income Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Investor Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Investor Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Growth & Income Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Growth & Income Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth & Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Growth & Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth & Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Growth & Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Growth & Income Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth & Income Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
VIP Growth & Income Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth & Income Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Growth & Income Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Growth & Income Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Growth & Income Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth & Income Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Initial Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Initial Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth & Income Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Growth & Income Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth & Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Growth & Income Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Balanced Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Balanced Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Balanced Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Balanced Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Balanced Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Balanced Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Balanced Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Balanced Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Balanced Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	65.20%
VIP Balanced Portfolio - Service Class 2 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Balanced Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Balanced Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Balanced Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Balanced Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Balanced Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Balanced Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	64.60%
VIP Balanced Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Balanced Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
VIP Balanced Portfolio - Service Class 2 | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Balanced Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Balanced Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Balanced Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Balanced Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Balanced Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Balanced Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Balanced Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Balanced Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	65.20%
VIP Balanced Portfolio - Service Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Balanced Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Balanced Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Balanced Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Balanced Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Balanced Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Balanced Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	64.60%
VIP Balanced Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Balanced Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
VIP Balanced Portfolio - Service Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Balanced Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Balanced Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Balanced Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Balanced Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Balanced Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Balanced Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Balanced Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Balanced Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	65.20%
VIP Balanced Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Balanced Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Balanced Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Balanced Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Balanced Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Balanced Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Balanced Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	64.60%
VIP Balanced Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Balanced Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
VIP Balanced Portfolio - Investor Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Balanced Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Balanced Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Balanced Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Balanced Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Balanced Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Balanced Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Balanced Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Balanced Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Balanced Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	65.20%
VIP Balanced Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Balanced Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Balanced Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Balanced Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Balanced Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Balanced Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Balanced Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Balanced Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Balanced Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Balanced Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	64.60%
VIP Balanced Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Balanced Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
VIP Balanced Portfolio - Initial Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%